TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets [Line Items]
Net operating loss carryforwards	$ 4,627	$ 5,293
Allowances, reserves and intangible assets	1,080	1,207
Deferred tax assets before valuation allowance	5,707	6,500
Less - valuation allowance	(3,570)	(1,154)
Deferred tax assets	2,137	5,346
Capitalized software costs	0	(1,723)
Deferred tax assets	$ 2,137	$ 3,623